Document and Entity Information	Dec. 04, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2024
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2705790
Entity Address, Address Line One	241 18th Street South
Entity Address, Adress Line Two	Suite 650
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	805
Local Phone Number	520-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001368622
Amendment Flag	false